Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed financial information of the parent company
Condensed balance sheets

	As of December 31
	2023	2024
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	3,328	3,291	451
Due from the entities within the Group	8,273	10,592	1,451
Prepayments and other current assets	7,048	6,893	944
Total current assets	18,649	20,776	2,846
Non-current assets:
Long-term investments	296,579	304,090	41,660
Other non-current assets	5,055	5,130	703
Total non-current assets	301,634	309,220	42,363
Total assets	320,283	329,996	45,209
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	2,159	2,342	320
Due to the entities within the Group	244,576	259,732	35,583
Total current liabilities	246,735	262,074	35,903
Total liabilities	246,735	262,074	35,903
Shareholders’ equity
Class A common shares (par value of US$0.0001 per share as of December 31, 2023 and 2024; 4,920,000,000 shares authorized as of December 31, 2023 and 2024, 61,831,753 shares and 63,041,500 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	39	39	5
Class B common shares (par value of US$0.0001 per share as of December 31, 2023 and 2024; 30,000,000 shares authorized as of December 31, 2023 and 2024, 17,000,189 shares and 17,000,189 shares issued and outstanding as of December 31, 2023 and 2024)	11	11	2
Treasury shares (1,429,341 and 442,915 class A common shares as of December 31, 2023 and 2024, respectively)	(2,453)	(1,674)	(229)
Additional paid-in capital	1,045,397	1,045,221	143,195
Accumulated deficit	(988,669)	(995,715)	(136,412)
Accumulated other comprehensive income	19,223	20,040	2,745
Total shareholders’ equity	73,548	67,922	9,306
Total liabilities and shareholders’ equity	320,283	329,996	45,209

Condensed statements of comprehensive loss

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Research and development	—	—	—	—
Sales and marketing	(272)	(517)	(416)	(57)
General and administrative	(12,443)	(11,430)	(7,018)	(961)
Share of (loss)/income of the subsidiaries and VIE	(85,448)	(45,933)	373	51
Total operating expenses	(98,163)	(57,880)	(7,061)	(967)
Loss from operations	(98,163)	(57,880)	(7,061)	(967)
Foreign exchange loss, net	(2,467)	(61)	(6)	(1)
Interest income	43	34	21	3
Interest expense	(1,985)	—	—	—
Gains from fair value change	838	—	—	—
Other loss	(5,230)	(4,191)	—	—
Loss before income taxes	(106,964)	(62,098)	(7,046)	(965)
Income tax expenses	—	—	—	—
Net loss	(106,964)	(62,098)	(7,046)	(965)
Net loss attributable to common shareholders	(106,964)	(62,098)	(7,046)	(965)
Other comprehensive income
Foreign currency translation adjustments	5,853	919	817	112
Total other comprehensive income, net of tax	5,853	919	817	112
Comprehensive loss	(101,111)	(61,179)	(6,229)	(853)

Condensed statements of cash flows

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	195,530	(23,234)	6,282	861
Net cash used in investing activities	(2,690)	—	—	—
Net cash used in financing activities	(153,040)	(3,651)	(1,775)	(243)
Effect of exchange rate changes	(18,651)	(3,658)	(4,544)	(623)
Net increase/(decrease) in cash and cash equivalents and restricted cash	21,149	(30,543)	(37)	(5)
Cash and cash equivalents and restricted cash at the beginning of year	12,722	33,871	3,328	456
Cash and cash equivalents and restricted cash at the end of year	33,871	3,328	3,291	451